Marketable Securities with Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	$ 754,912	$ 692,429
Gross unrealized gains less than one year	3,486	3,070
Gross unrealized losses less than one year	(16)	(21)
Fair value less than one year	758,382	695,478
Amortized cost, over one year through five years	2,464,202	1,777,235
Gross unrealized gains, over one year through five years	7,424	15,568
Gross unrealized losses, over one year through five years	(8,516)	(776)
Fair value, over one year through five years	2,463,110	1,792,027
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	593,218	599,614
Gross unrealized gains less than one year	2,987	2,738
Gross unrealized losses less than one year	(16)	(20)
Fair value less than one year	596,189	602,332
Amortized cost, over one year through five years	1,969,514	1,327,086
Gross unrealized gains, over one year through five years	6,554	13,094
Gross unrealized losses, over one year through five years	(7,158)	(731)
Fair value, over one year through five years	1,968,910	1,339,449
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	93,900	59,719
Gross unrealized gains less than one year	400	271
Fair value less than one year	94,300	59,990
Amortized cost, over one year through five years	441,719	382,758
Gross unrealized gains, over one year through five years	707	2,170
Gross unrealized losses, over one year through five years	(1,311)	(39)
Fair value, over one year through five years	441,115	384,889
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	67,794	33,096
Gross unrealized gains less than one year	99	61
Gross unrealized losses less than one year		(1)
Fair value less than one year	67,893	33,156
Amortized cost, over one year through five years	52,969	64,694
Gross unrealized gains, over one year through five years	163	304
Gross unrealized losses, over one year through five years	(47)	(6)
Fair value, over one year through five years	53,085	64,992
Auction Rate Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, over one year through five years		2,697
Fair value, over one year through five years		$ 2,697